Cash Distributions and Earnings/ (Losses) Per Unit (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Unit [Abstract]
Schedule of incentive distributions made to General Partners or Unitholders by distribution

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Total Amount	Common and subordinated Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$ 0.4125	98.0%	2.0%	0%
First Target Distribution	up to $ 0.4744	98.0%	2.0%	0%
Second Target Distribution	above $ 0.4744
	up to $ 0.5156	85.0%	2.0%	13.0%
Third Target Distribution	above $ 0.5156
	up to $ 0.6188	75.0%	2.0%	23.0%
Thereafter	above $ 0.6188	50.0%	2.0%	48.0%

Schedule of earnings per unit, basic and diluted

	Year ended December 31, 2015	Year ended December 31, 2014
Net income attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners' interest in net income:	$27,072	$2,551
Earnings attributable to:
Common unit holders	$12,465	$1,250
Subordinated unit holders Series A	$1,598	$—
Subordinated unit holders	$12,465	$1,250
Weighted average units outstanding (basic and diluted)
Common units	9,342,692	9,342,692
Subordinated units Series A	859,740	—
Subordinated units	9,342,692	9,342,692
Earnings per unit (basic and diluted):
Common unit holders	$1.33	$0.13
Subordinated unit holders Series A	$1.86	$—
Subordinated unit holders	$1.33	$0.13
Earnings per unit-distributed (basic and diluted):
Common unit holders	$1.67	$0.20
Subordinated unit holders Series A	$2.33	$—
Subordinated unit holders	$1.67	$0.20
(Losses) per unit-undistributed (basic and diluted):
Common unit holders	$(0.34)	$(0.07)
Subordinated unit holders Series A	$(0.47)	$—
Subordinated unit holders	$(0.34)	$(0.07)